UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon		97209
(Address of principal executive offices)		(Zip code)

JoNell Hermanson, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)
With a copy to: Frederick R. Bellamy, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2415
Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2013

Date of reporting period:	3/31/2013

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2013, is filed herewith.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2013

Shares		Value (Note 1)
	COMMON STOCKS—97.0%

	Austria—0.8%
76,380	Erste Group Bank AG*	$2,127,536

	Belgium—2.8%
71,983	Anheuser-Busch InBev NV	7,127,971

	Brazil—3.1%
257,620	Banco Bradesco SA (Preference)	4,352,417
169,354	Itau Unibanco Holding SA, ADR (Preference)	3,014,501
67,600	Petroleo Brasileiro SA	613,861
		7,980,779
	Canada—1.3%
27,629	Potash Corp. of Saskatchewan, Inc.	1,085,196
54,847	Potash Corp. of Saskatchewan, Inc. (New York)	2,152,745
		3,237,941
	China—1.2%
2,390,000	PetroChina Co., Ltd.	3,140,463

	Denmark—2.6%
41,485	Novo Nordisk A/S	6,740,136

	France—15.7%
64,856	Accor SA	2,252,978
4,224	Air Liquide SA	513,190
290,237	AXA SA	4,989,064
76,970	Cie de St-Gobain	2,853,364
27,134	Cie Generale d’Optique Essilor International SA	3,017,316
59,238	Danone SA	4,121,713
61,148	JCDecaux SA	1,675,820
28,586	L’Oreal SA	4,532,737
35,219	Legrand SA	1,535,850
39,449	Pernod-Ricard SA	4,915,689
7,604	Sanofi	772,660
69,880	Schneider Electric SA	5,105,817
17,133	Unibail-Rodamco SE, REIT	3,990,486
		40,276,684
	Germany—8.3%
33,750	Allianz SE, Registered	4,583,658
67,996	Daimler AG, Registered	3,699,537
16,814	Fresenius Medical Care AG & Co. KGaA	1,134,767
9,539	Fresenius SE & Co. KGaA	1,177,393
29,705	Linde AG	5,523,124
64,042	SAP AG	5,130,768
		21,249,247
	Hong Kong—3.4%
242,000	Cheung Kong Holdings, Ltd.	3,572,692
363,000	China Mobile, Ltd.	3,841,579

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)
	Hong Kong (Continued)
360,000	Hang Lung Properties, Ltd.	$1,347,238
		8,761,509
	Japan—8.9%
56,200	Canon, Inc.	2,059,701
32,800	FANUC Corp.	5,013,991
152,805	Japan Tobacco, Inc.	4,877,878
67,300	Komatsu, Ltd.	1,596,440
19,600	SMC Corp.†	3,785,287
110,200	Toyota Motor Corp.	5,648,430
		22,981,727
	Malaysia—2.2%
914,700	Genting Bhd	2,965,796
857,500	Sime Darby Bhd	2,564,331
		5,530,127
	Netherlands—2.5%
34,872	Heineken NV	2,628,401
115,795	Royal Dutch Shell Plc	3,739,000
		6,367,401
	Singapore—2.2%
223,784	DBS Group Holdings, Ltd.†	2,886,721
174,000	United Overseas Bank, Ltd.	2,858,967
		5,745,688
	Spain—1.1%
327,848	Banco Bilbao Vizcaya Argentaria SA	2,842,166

	Sweden—7.0%
240,000	Atlas Copco AB	6,813,421
144,100	Investor AB	4,161,653
254,813	Sandvik AB	3,918,065
205,839	Volvo AB	2,992,879
		17,886,018
	Switzerland—15.2%
172,574	ABB, Ltd., Registered*	3,892,141
63,286	Cie Financiere Richemont SA	4,966,614
55,714	Holcim, Ltd., Registered*	4,439,865
75,135	Nestle SA, Registered	5,433,496
77,987	Novartis AG, Registered	5,541,160
29,274	Roche Holding AG	6,815,079
10,262	Syngenta AG, Registered	4,280,788
235,793	UBS AG, Registered*	3,614,019
		38,983,162
	Taiwan—1.6%
246,826	Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	4,242,939

	United Kingdom—15.4%
77,213	Anglo American Plc	1,985,076
288,233	BG Group Plc	4,944,518

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)
	United Kingdom (Continued)
113,336	BHP Billiton Plc	$3,297,790
113,009	British American Tobacco Plc	6,056,264
130,342	CRH Plc	2,875,659
188,212	Diageo Plc	5,934,057
77,546	Imperial Tobacco Group Plc	2,708,848
3,367,285	Lloyds Banking Group Plc*	2,491,185
133,116	Pearson Plc	2,394,795
272,732	Rolls-Royce Holdings Plc	4,682,749
142,184	Xstrata Plc	2,307,323
		39,678,264
	United States—1.7%
130,447	Freeport-McMoRan Copper & Gold, Inc.	4,317,796

	TOTAL COMMON STOCKS (Cost $229,944,092)	249,217,554

Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—5.5%

$9,122,685	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	04/01/2013	9,122,685

Shares
5,038,100	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.212%		5,038,100

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,160,785)			14,160,785

	TOTAL INVESTMENTS AT MARKET VALUE—102.5% (Cost $244,104,877)			263,378,339
	Liabilities in Excess of Other Assets—(2.5)%			(6,496,334)
	NET ASSETS—100.0%			$256,882,005

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

SP ADR—Sponsored American Depositary Receipt

*                 Non-income producing security

†                 Denotes all or a portion of security on loan (Note 1)

††          Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2013, industry diversification of the M International Equity Fund’s investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Machinery	9.4%
Beverages	8.0%
Commercial Banks	8.0%
Pharmaceuticals	7.7%
Chemicals	5.3%
Tobacco	5.3%
Oil, Gas and Consumable Fuels	4.9%
Metals and Mining	4.6%
Electrical Equipment	4.1%
Food Products	3.7%
Insurance	3.7%
Automobiles	3.6%
Construction Materials	2.9%
Hotels, Restaurants & Leisure	2.0%
Software	2.0%
Real Estate Management and Development	1.9%
Textiles, Apparel and Luxury Goods	1.9%
Aerospace & Defense	1.8%
Personal Products	1.8%
Semiconductors and Semiconductor Equipment	1.7%
Diversified Financial Services	1.6%
Media	1.6%
Real Estate Investment Trusts (REITs)	1.6%
Wireless Telecommunication Services	1.5%
Capital Markets	1.4%
Health Care Equipment and Supplies	1.2%
Building Products	1.1%
Industrial Conglomerates	1.0%
Health Care Providers and Services	0.9%
Office Electronics	0.8%
Short-Term Investments	5.5%
Total	102.5%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2013

Shares		Value (Note 1)
	COMMON STOCKS—99.2%

	Aerospace & Defense—4.0%
32,700	Precision Castparts Corp.	$6,200,574

	Beverages—2.5%
72,300	SABMiller Plc, SP ADR	3,823,947

	Biotechnology—9.1%
34,800	Alexion Pharmaceuticals, Inc.*	3,206,472
94,400	Celgene Corp.*	10,941,904
		14,148,376
	Chemicals—7.8%
71,300	Ecolab, Inc.	5,716,834
60,700	Monsanto Co.	6,411,741
		12,128,575
	Computers and Peripherals—6.5%
22,925	Apple, Inc.	10,147,293

	Energy Equipment and Services—2.3%
48,300	Schlumberger, Ltd.	3,617,187

	Health Care Equipment and Supplies—3.8%
11,970	Intuitive Surgical, Inc.*	5,879,544

	Hotels, Restaurants & Leisure—11.6%
111,500	Las Vegas Sands Corp.	6,283,025
102,700	Starbucks Corp.	5,849,792
81,700	Yum! Brands, Inc.	5,877,498
		18,010,315
	Industrial Conglomerates—3.7%
247,300	General Electric Co.	5,717,576

	Internet Software and Services—11.2%
132,300	eBay, Inc.*	7,173,306
6,900	Google, Inc., Class A*	5,478,807
150,500	Tencent Holdings, Ltd., ADR†	4,808,475
		17,460,588
	IT Services—7.8%
75,600	Cognizant Technology Solutions Corp., Class A*	5,791,716
37,350	Visa, Inc., Class A	6,343,524
		12,135,240
	Media—7.1%
69,400	Discovery Communications, Inc., Class A†, *	5,464,556
96,800	Time Warner, Inc.	5,577,616
		11,042,172
	Multiline Retail—6.0%
136,100	Dollar General Corp.*	6,883,938

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)
	Multiline Retail (Continued)
41,000	Family Dollar Stores, Inc.	$2,421,050
		9,304,988
	Oil, Gas and Consumable Fuels—2.5%
101,000	Kinder Morgan Inc/DE	3,906,680

	Personal Products—2.7%
65,300	Estee Lauder Cos., Inc. (The), Class A	4,181,159

	Pharmaceuticals—3.2%
44,900	Allergan, Inc.	5,012,187

	Road and Rail—3.1%
34,150	Union Pacific Corp.	4,863,302

	Software—1.0%
18,500	SAP AG, SP ADR	1,489,990

	Specialty Retail—3.3%
108,000	TJX Cos., Inc.	5,049,000

	TOTAL COMMON STOCKS (Cost $122,562,689)	154,118,693

Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—5.6%

$1,089,010	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	04/01/2013	1,089,010

Shares
7,696,219	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.212%		7,696,219

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,785,229)			8,785,229

	TOTAL INVESTMENTS AT MARKET VALUE—104.8% (Cost $131,347,918)			162,903,922
	Liabilities in Excess of Other Assets—(4.8)%			(7,510,991)
	NET ASSETS—100.0%			$155,392,931

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*                      Non-income producing security

†                      Denotes all or a portion of security on loan (Note 1)

††               Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2013, industry sector diversification of the M Large Cap Growth Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Consumer Discretionary	28.0%
Information Technology	26.5%
Health Care	16.1%
Industrials	10.8%
Materials	7.8%
Consumer Staples	5.2%
Energy	4.8%
Short-Term Investments	5.6%
Total	104.8%

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2013

Shares		Value (Note 1)
	COMMON STOCKS—98.7%

	Aerospace & Defense—0.5%
50,290	Orbital Sciences Corp.*	$839,340

	Air Freight and Logistics—1.3%
31,000	Hub Group, Inc., Class A*	1,192,260
60,700	UTi Worldwide, Inc.	878,936
		2,071,196
	Airlines—5.9%
17,500	Alaska Air Group, Inc.†, *	1,119,300
98,300	JetBlue Airways Corp.†, *	678,270
214,600	United Continental Holdings, Inc.*	6,869,346
33,100	US Airways Group, Inc.†, *	561,707
		9,228,623
	Auto Components—1.2%
16,800	Autoliv, Inc.†	1,161,552
8,500	Tenneco, Inc.*	334,135
7,900	TRW Automotive Holdings Corp.*	434,500
		1,930,187
	Biotechnology—1.0%
6,400	BioMarin Pharmaceutical, Inc.†, *	398,464
47,300	InterMune, Inc.†, *	428,065
13,800	Myriad Genetics, Inc.*	350,520
144,500	Nanosphere, Inc.†, *	317,900
		1,494,949
	Building Products—2.3%
21,300	Apogee Enterprises, Inc.	616,635
36,100	Lennox International, Inc.	2,291,989
500	Owens Corning*	19,715
14,500	Trex Co., Inc.†, *	713,110
		3,641,449
	Capital Markets—1.6%
15,800	LPL Financial Holdings, Inc.	509,392
29,200	Raymond James Financial, Inc.	1,346,120
14,900	Waddell & Reed Financial, Inc., Class A	652,322
		2,507,834
	Chemicals—3.0%
20,400	Albemarle Corp.	1,275,408
26,400	Cabot Corp.	902,880
9,200	Celanese Corp., Series A	405,260
21,100	FMC Corp.	1,203,333
47,000	Tronox, Ltd., Class A†	931,070
		4,717,951
	Commercial Banks—2.6%
286,800	CapitalSource, Inc.	2,759,016

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)
	Commercial Banks (Continued)
47,130	Popular, Inc.*	$1,301,259
		4,060,275
	Commercial Services & Supplies—0.7%
34,830	KAR Auction Services, Inc.	697,645
15,820	Ritchie Bros. Auctioneers, Inc.†	343,294
		1,040,939
	Communications Equipment—0.7%
16,100	ADTRAN, Inc.†	316,365
49,514	Arris Group, Inc.*	850,155
		1,166,520
	Computers and Peripherals—1.2%
21,800	Synaptics, Inc.†, *	887,042
21,100	Western Digital Corp.	1,060,908
		1,947,950
	Construction and Engineering—2.3%
31,500	Foster Wheeler AG*	719,775
9,900	Jacobs Engineering Group, Inc.*	556,776
30,800	Primoris Services Corp.	680,988
55,100	Quanta Services, Inc.*	1,574,758
		3,532,297
	Construction Materials—2.0%
34,500	Eagle Materials, Inc.	2,298,735
7,700	Martin Marietta Materials, Inc.	785,554
		3,084,289
	Consumer Finance—0.4%
37,500	Green Dot Corp., Class A†, *	626,625

	Containers and Packaging—1.6%
34,800	Crown Holdings, Inc.*	1,448,028
22,700	Packaging Corp. of America	1,018,549
		2,466,577
	Diversified Consumer Services—1.3%
69,900	K12, Inc.†, *	1,685,289
7,800	Sotheby’s	291,798
		1,977,087
	Diversified Financial Services—0.8%
45,765	Leucadia National Corp.	1,255,334

	Diversified Telecommunication Services—2.4%
88,500	Cogent Communications Group, Inc.†	2,336,400
126,800	Premiere Global Services, Inc.*	1,393,532
		3,729,932
	Electrical Equipment—2.7%
53,300	Belden, Inc.	2,752,945
9,600	Encore Wire Corp.	336,192

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)
	Electrical Equipment (Continued)
11,500	Hubbell, Inc., Class B	$1,116,765
		4,205,902
	Electronic Equipment, Instruments & Components—4.6%
54,300	DTS, Inc.*	903,009
173,300	Flextronics International, Ltd.*	1,171,508
21,800	Itron, Inc.*	1,011,520
42,000	Jabil Circuit, Inc.	776,160
66,200	Rogers Corp.*	3,152,444
4,700	Universal Display Corp.*	138,321
		7,152,962
	Energy Equipment and Services—2.3%
4,300	CARBO Ceramics, Inc.†	391,601
3,400	Core Laboratories NV	468,928
19,800	Dril-Quip, Inc.*	1,725,966
90,600	McDermott International, Inc.*	995,694
		3,582,189
	Health Care Equipment and Supplies—7.5%
15,700	ABIOMED, Inc.†, *	293,119
28,900	Cooper Cos., Inc. (The)	3,117,732
137,100	Dexcom, Inc.*	2,292,312
112,600	Insulet Corp.†, *	2,911,836
76,640	MAKO Surgical Corp.†, *	854,536
66,400	Symmetry Medical, Inc.*	760,280
93,060	Syneron Medical, Ltd.*	951,073
217,000	Unilife Corp.†, *	473,060
		11,653,948
	Health Care Providers and Services—1.6%
21,522	Catamaran Corp.*	1,141,312
14,900	Mednax, Inc.†, *	1,335,487
		2,476,799
	Household Durables—0.6%
21,100	Harman International Industries, Inc.	941,693

	Industrial Conglomerates—0.5%
11,300	Carlisle Cos., Inc.	766,027

	Insurance—3.2%
11,300	Everest Re Group, Ltd.	1,467,418
35,800	Fidelity National Financial, Inc.	903,234
20,000	HCC Insurance Holdings, Inc.	840,600
41,400	W. R. Berkley Corp.	1,836,918
		5,048,170
	Internet Software and Services—2.5%
17,300	Akamai Technologies, Inc.†, *	610,517
59,800	Brightcove, Inc.†, *	371,358
15,400	comScore, Inc.*	258,412
19,300	Constant Contact, Inc.†, *	250,514
26,400	IntraLinks Holdings, Inc.*	167,904

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)
	Internet Software and Services (Continued)
103,040	QuinStreet, Inc.*	$615,149
69,300	Responsys, Inc.*	613,305
13,100	VeriSign, Inc.†, *	619,368
25,170	Web.com Group, Inc.†, *	429,903
		3,936,430
	IT Services—0.6%
9,400	Global Payments, Inc.	466,804
25,700	Verifone Systems, Inc.*	531,476
		998,280
	Life Sciences Tools and Services—1.1%
900	Covance, Inc.*	66,888
17,200	Illumina, Inc.†, *	928,800
32,200	QIAGEN NV*	678,776
		1,674,464
	Machinery—3.9%
43,700	Harsco Corp.	1,082,449
119,600	Meritor, Inc.*	565,708
17,200	Pall Corp.	1,175,964
7,400	Pentair, Ltd.	390,350
189,100	Wabash National Corp.*	1,921,256
14,500	WABCO Holdings, Inc.*	1,023,555
		6,159,282
	Marine—0.4%
8,700	Kirby Corp.†, *	668,160

	Media—2.3%
43,200	Imax Corp.†, *	1,154,736
101,300	Lions Gate Entertainment Corp.†, *	2,407,901
		3,562,637
	Metals and Mining—2.3%
20,700	Agnico-Eagle Mines, Ltd.	849,528
40,200	Allegheny Technologies, Inc.	1,274,742
64,700	Globe Specialty Metals, Inc.†	900,624
53,100	Horsehead Holding Corp.*	577,728
		3,602,622
	Oil, Gas and Consumable Fuels—7.9%
104,900	Abraxas Petroleum Corp.†, *	242,319
16,400	Bonanza Creek Energy, Inc.*	634,188
25,700	Cabot Oil & Gas Corp.	1,737,577
73,900	Carrizo Oil & Gas, Inc.†, *	1,904,403
11,800	CONSOL Energy, Inc.	397,070
16,800	Continental Resources, Inc.†, *	1,460,424
26,800	InterOil Corp.†, *	2,039,748
91,620	KiOR, Inc., Class A†, *	426,033
48,300	Kodiak Oil & Gas Corp.*	439,047
180,940	Magnum Hunter Resources Corp.†, *	725,570
63,200	Rex Energy Corp.*	1,041,536

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)
	Oil, Gas and Consumable Fuels (Continued)
34,600	World Fuel Services Corp.†	$1,374,312
		12,422,227
	Pharmaceuticals—0.7%
8,300	Actavis, Inc.*	764,513
2,800	Perrigo Co.	332,444
		1,096,957
	Professional Services—1.0%
108,900	RPX Corp.*	1,536,579

	Road and Rail—1.1%
8,300	Kansas City Southern	920,470
13,300	Landstar System, Inc.	759,297
		1,679,767
	Semiconductors and Semiconductor Equipment—8.9%
27,600	Altera Corp.	978,972
13,700	Cabot Microelectronics Corp.*	476,075
5,700	Cymer, Inc.*	547,770
102,800	Cypress Semiconductor Corp.†, *	1,133,884
89,100	Fairchild Semiconductor International, Inc.*	1,259,874
36,100	International Rectifier Corp.†, *	763,515
44,300	Maxim Integrated Products, Inc.	1,446,395
74,700	MEMC Electronic Materials, Inc.†, *	328,680
36,800	Microsemi Corp.*	852,656
69,300	Monolithic Power Systems, Inc.	1,688,841
85,900	ON Semiconductor Corp.*	711,252
12,900	Silicon Laboratories, Inc.*	533,544
34,970	Skyworks Solutions, Inc.*	770,389
18,000	Tessera Technologies, Inc.	337,500
103,300	TriQuint Semiconductor, Inc.†, *	521,665
39,700	Ultratech, Inc.*	1,569,341
		13,920,353
	Software—3.3%
26,900	Advent Software, Inc.*	752,393
44,800	Electronic Arts, Inc.*	792,960
108,634	Rovi Corp.*	2,325,854
105,900	TiVo, Inc.†, *	1,312,101
		5,183,308
	Specialty Retail—1.3%
39,840	Chico’s FAS, Inc.	669,312
16,100	Rue21, Inc.†, *	473,179
47,900	Select Comfort Corp.†, *	946,983
		2,089,474
	Textiles, Apparel and Luxury Goods—1.0%
23,200	Hanesbrands, Inc.*	1,056,992

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)
	Textiles, Apparel and Luxury Goods (Continued)
23,100	Vera Bradley, Inc.†, *	$545,853
		1,602,845
	Trading Companies and Distributors—2.0%
49,874	MRC Global, Inc.*	1,642,351
18,400	Watsco, Inc.	1,548,912
		3,191,263
	Wireless Telecommunication Services—2.6%
50,100	MetroPCS Communications, Inc.*	546,090
488,800	NII Holdings, Inc.†, *	2,116,504
18,600	SBA Communications Corp., Class A*	1,339,572
		4,002,166
	TOTAL COMMON STOCKS (Cost $106,631,350)	154,473,858

Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—23.4%
$2,121,020	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	04/01/2013	2,121,020

Shares
34,397,865	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.212%		34,397,865

	TOTAL SHORT-TERM INVESTMENTS (Cost $36,518,885)			36,518,885

	TOTAL INVESTMENTS AT MARKET VALUE—122.1% (Cost $143,150,235)			190,992,743
	Liabilities in Excess of Other Assets—(22.1)%			(34,529,106)
	NET ASSETS—100.0%			$156,463,637

Notes to the Schedule of Investments:

*                               Non-income producing security

†                               Denotes all or a portion of security on loan (Note 1)

††                        Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2013, industry sector diversification of the M Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Industrials	24.6%
Information Technology	21.8%
Health Care	11.9%
Energy	10.2%
Materials	8.9%
Financials	8.6%
Consumer Discretionary	7.7%
Telecommunication Services	5.0%
Short-Term Investments	23.4%
Total	122.1%

The accompanying notes are an integral part of these Schedules of Investments.

M Business Opportunity Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2013

Shares		Value (Note 1)
	COMMON STOCKS—97.3%

	Aerospace & Defense—2.0%
7,520	Precision Castparts Corp.	$1,425,942

	Beverages—3.3%
26,570	Coca-Cola Co. (The)	1,074,491
16,700	PepsiCo, Inc.	1,321,137
		2,395,628
	Biotechnology—1.8%
12,920	Amgen, Inc.	1,324,429

	Capital Markets—7.0%
12,860	Franklin Resources, Inc.	1,939,417
61,550	Morgan Stanley	1,352,869
30,960	State Street Corp.	1,829,426
		5,121,712
	Chemicals—4.9%
19,040	Eastman Chemical Co.	1,330,325
19,870	EI Du Pont de Nemours & Co.	976,809
11,490	Praxair, Inc.	1,281,595
		3,588,729
	Commercial Banks—3.7%
33,240	U.S. Bancorp	1,127,833
42,980	Wells Fargo & Co.	1,589,831
		2,717,664
	Commercial Services & Supplies—5.1%
35,550	ADT Corp. (The)	1,739,817
62,420	Tyco International, Ltd.	1,997,440
		3,737,257
	Communications Equipment—3.5%
40,220	Motorola Solutions, Inc.	2,575,287

	Diversified Financial Services—8.0%
107,470	Bank of America Corp.	1,308,985
30,050	Citigroup, Inc.	1,329,412
67,850	JPMorgan Chase & Co.	3,220,161
		5,858,558
	Energy Equipment and Services—1.8%
17,480	Schlumberger, Ltd.	1,309,077

	Food and Staples Retailing—0.8%
7,500	Wal-Mart Stores, Inc.	561,225

	Health Care Equipment and Supplies—2.9%
22,950	Abbott Laboratories	810,594

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)
	Health Care Equipment and Supplies (Continued)
17,610	Baxter International, Inc.	$1,279,190
		2,089,784
	Health Care Providers and Services—3.7%
9,830	McKesson Corp.	1,061,247
28,260	UnitedHealth Group, Inc.	1,616,754
		2,678,001
	Hotels, Restaurants & Leisure—1.3%
9,360	McDonald’s Corp.	933,098

	Industrial Conglomerates—2.8%
88,150	General Electric Co.	2,038,028

	Insurance—7.1%
54,330	American International Group, Inc.*	2,109,091
14,900	Chubb Corp.†	1,304,197
21,410	Travelers Cos., Inc. (The)	1,802,508
		5,215,796
	Internet Software and Services—3.7%
25,510	eBay, Inc.*	1,383,152
57,420	Yahoo!, Inc.*	1,351,093
		2,734,245
	IT Services—3.1%
5,420	International Business Machines Corp.	1,156,086
1,980	MasterCard, Inc., Class A	1,071,437
		2,227,523
	Life Sciences Tools and Services—1.5%
14,210	Thermo Fisher Scientific, Inc.	1,086,923

	Machinery—1.5%
12,440	Deere & Co.†	1,069,591

	Media—1.8%
22,450	Time Warner, Inc.	1,293,569

	Metals and Mining—1.0%
22,820	Freeport-McMoRan Copper & Gold, Inc.	755,342

	Multiline Retail—2.0%
35,070	Macy’s, Inc.	1,467,329

	Oil, Gas and Consumable Fuels—6.1%
17,150	Chevron Corp.	2,037,763
9,890	Devon Energy Corp.†	557,994
15,900	Occidental Petroleum Corp.	1,246,083

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)
	Oil, Gas and Consumable Fuels (Continued)
9,010	Royal Dutch Shell Plc, ADR	$602,048
		4,443,888
	Paper and Forest Products—4.8%
74,640	International Paper Co.	3,476,731

	Pharmaceuticals—6.7%
46,820	AbbVie, Inc.	1,909,320
78,380	Pfizer, Inc.	2,262,047
7,850	Shire Plc, ADR	717,176
		4,888,543
	Software—2.5%
33,620	Microsoft Corp.	961,868
26,300	Oracle Corp.	850,542
		1,812,410
	Specialty Retail—2.9%
2,700	AutoZone, Inc.†, *	1,071,279
28,410	Lowe’s Cos., Inc.†	1,077,307
		2,148,586
	TOTAL COMMON STOCKS (Cost $52,212,244)	70,974,895

Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—6.3%

Shares
$4,592,328	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.212%		4,592,328

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,592,328)			4,592,328

	TOTAL INVESTMENTS AT MARKET VALUE—103.6% (Cost $56,804,572)			75,567,223
	Liabilities in Excess of Other Assets—(3.6)%			(2,615,903)
	NET ASSETS—100.0%			$72,951,320

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

*                               Non-income producing security

†                               Denotes all or a portion of security on loan (Note 1)

††                        Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2013, industry sector diversification of the M Business Opportunity Value Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	25.8%
Health Care	16.6%
Information Technology	12.8%
Industrials	11.4%
Materials	10.7%
Consumer Discretionary	8.0%
Energy	7.9%
Consumer Staples	4.1%
Short-Term Investments	6.3%
Total	103.6%

The accompanying notes are an integral part of these Schedules of Investments.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

M Fund, Inc. (the “Company”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  As of March 31, 2013, the Company consisted of four separate diversified investment portfolios:  M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Business Opportunity Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is, in effect, a separate mutual fund. As of May 1, 2013, M Business Opportunity Value Fund changed its name to M Large Cap Value Fund.

1.              Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies and are consistently followed by the Funds in the preparation of their Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange are valued at the most recent bid price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 1%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Debt securities of the Funds with a remaining maturity of sixty-one days or more will be valued on the basis of dealer-supplied quotations or by a pricing service approved by the Company’s Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments;

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of March 31, 2013, (i) all of the Funds’  long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

The Funds disclose significant transfers in and out of Level 1 and Level 2 of the fair value hierarchy, the reasons for the transfers, as well as, the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy. The Fund had significant transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended March 31, 2013.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1	Level 2	Level 1	Level 2
M International Equity Fund	$212,717,901	$—	$—	$212,717,901

*  The Fund(s) recognize transfers between levels that occurred at the beginning of the period, December  31, 2012.

During the period ended March 31, 2013, financial assets with a combined market value of $212,717,901 held by M International Equity Fund transferred from Level 2 to Level 1 due to these securities changing price sources in the period.

Security Lending

The Funds participate in a securities lending program whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets.  The Funds receive cash (U.S. currency) as collateral against the loaned securities.  Such collateral is invested by the securities lending agent in a money market mutual fund that meets certain quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Should the borrower of the securities fail financially, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to the borrower through State Street Bank and Trust Company as the securities lending agent, is the source of the Fund’s securities lending income, 65% of which is paid to the Fund, 35% of which is paid to the custodian as securities lending agent.

As of March 31, 2013, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
M International Equity Fund	$4,812,778	$5,038,100
M Large Cap Growth Fund	7,557,104	7,696,219
M Capital Appreciation Fund	33,492,726	34,397,865
M Business Opportunity Value Fund	4,484,115	4,592,328

2.              Tax Information

As of March 31, 2013, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation

M International Equity Fund	$245,280,274	$30,873,395	$(12,775,330)	$18,098,065
M Large Cap Growth Fund	131,689,184	31,438,967	(224,229)	31,214,738
M Capital Appreciation Fund	144,542,544	54,234,007	(7,783,808)	46,450,199
M Business Opportunity Value Fund	57,912,204	18,043,308	(388,289)	17,655,019

The Funds did not have any unrecognized tax benefits as of March 31, 2013, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense. During the period ended March 31, 2013, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2010 through December 2012. No examination of any of the Funds’ tax filings is currently in progress.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that the information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	4/15/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	4/15/13

By:	/s/ David Lees
David Lees, Secretary / Treasurer (as Principal Financial Officer)

Date	4/15/13